Note 6 - Other Receivables - Other Receivables (Details) - USD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Net working capital adjustments receivable from acquisitions		$ 55
Other receivables	7,294	4,276
	$ 7,294	$ 4,331